Financial results (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
U S Dollar Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	4.8413	5.2177
Closing foreign exchange rate variations	(7.21%)
Average foreign exchange rate	4.9953	5.1655	5.3956
Average foreign exchange rate variations	(3.29%)	(4.26%)
Euro - Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	5.3516	5.5694
Closing foreign exchange rate variations	(3.91%)
Average foreign exchange rate	5.4023	5.4420	6.3784
Average foreign exchange rate variations	(0.73%)	(14.68%)
Mexican Peso - Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	0.2856	0.2667
Closing foreign exchange rate variations	7.09%
Average foreign exchange rate	0.2816	0.2569	0.2660
Average foreign exchange rate variations	9.61%	(3.44%)
U.S. dollar - Mexican Peso [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	16.9596	19.5720
Closing foreign exchange rate variations	(13.35%)
Average foreign exchange rate	17.7913	20.1249	20.2900
Average foreign exchange rate variations	(11.60%)	(0.81%)
U.S. dollar - Euro [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	0.9046	0.9416
Closing foreign exchange rate variations	(3.93%)
Average foreign exchange rate	0.9246	0.9510	0.8458
Average foreign exchange rate variations	(2.77%)	12.44%